High Yield Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS




Tax-Exempt Investments -- 100.0%


                                             Principal
                                             Amount
                                             (000's
Security                                     Omitted)      Value
-----------------------------------------------------------------------

Assisted Living -- 6.2%
-----------------------------------------------------------------------
Arizona Health Facilities Authority, Care
Institute-Mesa Project, 7.625%, 1/1/26       $  2,500      $  2,583,950

Chester County, PA, IDA, Senior Life-
Choice of Paoli, (AMT), 8.05%, 1/1/24           2,000         2,222,200

Chester, PA, IDA, Senior Life-Choice of
Kimberton, (AMT), 8.50%, 9/1/25                 1,000         1,144,800

Delaware, PA, IDA, Glen Riddle Project,
(AMT), 8.625%, 9/1/25                           1,600         1,838,320

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/13         1,000           266,990

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/13         1,000           255,430

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/14         1,000           244,370

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/14         1,000           233,790

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/15         1,000           224,030

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/15         1,000           214,350

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/16         1,000           205,080

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/16         1,000           196,210

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/17         1,000           187,720

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/17         1,000           179,600

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/18         1,000           171,840

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/18         1,000           164,410

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/19         1,000           157,300

Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/19         1,000           150,490

Illinois Development Finance Authority, Care
Institute, Inc., 7.80%, 6/1/25                  3,740         4,138,983

New Jersey Economic Development Authority,
The Chelsea at East Brunswick Project, (AMT),
8.25%, 10/1/20                                  3,500         3,902,465
---------------------------------------------------------------------------
                                                           $ 18,682,328
---------------------------------------------------------------------------

Cogeneration -- 4.8%
---------------------------------------------------------------------------
Maryland Energy Cogeneration, AES Warrior
Run Project, (AMT), 7.40%, 9/1/19/(1)/       $  3,500      $  3,886,470

Palm Beach County, FL, Okeelanta Power L.P.,
(AMT), 6.85%, 2/15/21/(2)/                      3,500         2,695,000

Palm Beach County, FL, Osceola Power Project,
(AMT), 6.95%, 1/1/22/(2)/                       4,000         3,040,000

Pennsylvania Economic Development Financing
Authority, Northampton Generating Project
Subordinated, (AMT), 6.875%, 1/1/11             1,000         1,048,810

Pennsylvania Economic Development Financing
Authority, Northampton Generating Project,
(AMT), 6.60%, 1/1/19                            3,500         3,682,840
---------------------------------------------------------------------------
                                                           $ 14,353,120
---------------------------------------------------------------------------

Colleges and Universities -- 2.4%
---------------------------------------------------------------------------
New Hampshire Higher Educational and Health
Facilities Authority, Colby-Sawyer College,
7.50%, 6/1/26                                $  2,000      $  2,195,740

New York State Dormitory Authority,
5.25%, 7/1/17                                   5,000         4,999,750
---------------------------------------------------------------------------
                                                           $  7,195,490
---------------------------------------------------------------------------

Electric Utilities -- 2.2%
---------------------------------------------------------------------------
Intermountain Power Agency, UT, Variable     $  3,500      $  3,832,500
Rate, 7/1/11/(3)/

New York State Energy, Research and
Development Authority, Long Island Co.,
Lighting Co., (AMT), 7.15%, 9/1/19              2,500         2,729,350
---------------------------------------------------------------------------
                                                           $  6,561,850
---------------------------------------------------------------------------

Escrowed/Prerefunded -- 12.1%
---------------------------------------------------------------------------
Colorado Health Facilities Authority,        $  8,410      $  2,609,118
Liberty Heights Project, 0.00%, 7/15/20

Colorado Health Facilities Authority,
Liberty Heights Project, 0.00%, 7/15/24        19,115         4,814,304

Colorado Health Facilities Authority,
Liberty Heights Project, 0.00%, 7/15/22        13,445         3,758,281

Cuyahoga County, OH, Judson Retirement
Community, 8.875%, 11/15/19                     1,500         1,670,550

Dawson Ridge, Metropolitan District #1,
Douglas County, CO, 0.00%, 10/1/22              3,500           974,645

Dawson Ridge, Metropolitan District Number 1,
Douglas County, CO, Escrowed to Maturity,
0.00%, 10/1/22                                 10,000         2,784,700

Greene County, OH, IDA, Fairview Extended
Care, 10.125%, 1/1/11                           1,175         1,399,954



                      See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

                                             Principal
                                             Amount
                                             (000's
Security                                     Omitted)      Value
-----------------------------------------------------------------------

Escrowed / Prerefunded (continued)
-----------------------------------------------------------------------
Illinois Development Finance Authority,
Regency Park Project, 0.00%, 7/15/25         $  3,295      $   766,944

Maricopa County, AZ, IDA, Place Five and The
Greenery Projects, 6.625%, 1/1/27               2,500        2,940,575

Maricopa County, AZ, IDA, Place Five and The
Greenery Projects, 8.625%, 1/1/11               1,725        2,280,381

Massachusetts HEFA, Fairview Extended Care,
10.125%, 1/1/11                                 1,730        2,061,209

Montgomery County, PA, United Hospitals,
8.375%, 11/1/11                                 1,000        1,096,060

Montgomery County, PA, United Hospitals,
7.50%, 11/1/15                                  1,000        1,062,630

San Joaquin Hills, CA, Toll Road Revenue
Bonds, 0.00%, 1/1/25                           10,000        2,581,100

San Joaquin Hills, CA, Transportation
Corridor Agency, Toll Road Bonds,
0.00%, 1/1/26                                  10,000        2,454,500

Scranton-Lackawanna, PA, Health and Welfare
Authority, Moses Taylor Hospital,
8.50%, 7/1/20                                   1,500        1,739,070

Wilkins Area, PA, IDA, (Fairview Extended
Care), 10.25%, 1/1/21                           1,250        1,493,500
-----------------------------------------------------------------------
                                                           $36,487,521
-----------------------------------------------------------------------

Hospitals -- 7.2%
-----------------------------------------------------------------------
Hidalgo County, TX, Health Services Corp.,
Mission Hospital, Inc., 6.875%, 8/15/26      $  2,500      $ 2,767,925

Louisiana PFA, General Health Systems
Project, 6.80%, 11/1/16                         3,000        3,332,760

Massachusetts HEFA, Milford-Whitinsville
Hospital, 7.75%, 7/15/17                        3,000        3,299,160

Philadelphia, PA, (Graduate Health System),
6.625%, 7/1/21                                  2,205        2,185,420

Philadelphia, PA, (Graduate Health System),
7.00%, 7/1/05                                   3,170        3,194,124

Prince George's, MD, Greater Southeast
Healthcare System, 6.375%, 1/1/23               2,650        2,781,811

San Bernadino, CA, San Bernadino Community
Hospital, 7.875%, 12/1/08                       1,000        1,050,760

San Bernadino, CA, San Bernadino Community
Hospital, 7.875%, 12/1/19                       1,325        1,392,257

Wells County, IN, Caylor-Nickel Medical
Center, 8.75%, 4/15/12                          1,500        1,752,270
-----------------------------------------------------------------------
                                                           $21,756,487
-----------------------------------------------------------------------

Housing -- 8.2%
-----------------------------------------------------------------------
Colorado Housing and Finance Authority,
Single Family Housing, (AMT), 7.65%, 12/1/25 $  4,395      $ 4,976,634

Cuyahoga County, OH, Rolling Hills Apartment
Project, (AMT), 8.00%, 1/1/28                   2,450        2,459,065

Florence, KY, Housing Facilities, (Blue Grass
Housing), 7.625%, 5/1/27                        2,430        2,657,740

Lucas County, OH, County Creek Project, (AMT),
8.00%, 7/1/26                                   3,765        3,739,549

Maricopa County, AZ, IDA, Multifamily,
(National Health Facilities II Project),
Series B, 6.625%, 7/1/33                        1,500        1,497,855

Maricopa County, AZ, IDA, Multifamily,
(National Health Facilities II Project),
Series B, 6.375%, 1/1/19                        4,500        4,494,555

North Little Rock, AR, Residential Housing
Facilities, (Parkstone Place), 9.75%, 8/1/21    4,710        4,952,706
-----------------------------------------------------------------------
                                                           $24,778,104
-----------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue -- 25.2%
-----------------------------------------------------------------------
ABIA Development Corp., Austin Cargoport
Development, L.L.C. Project, (AMT),
9.25%, 10/1/21                               $  2,815      $ 3,225,117

Camden County, NJ, Holt Hauling and
Warehousing System, Inc. Project, (AMT),
9.875%, 1/1/21                                  2,000        2,436,060

Carbon County, UT, (Laidlaw Environmental
Services Inc.), 7.45%, 7/1/17                   3,900        4,302,831

Clark County, NV, (Nevada Power Co.), (AMT),
5.90%, 10/1/30                                  7,000        7,182,629

Florence County, SC, Stone Container Company,
7.375%, 2/1/07                                  1,735        1,893,006

Hancock County, KY, Southwire Co., (AMT),
7.75%, 7/1/26                                   2,700        2,924,046

Iowa Finance Authority, Commercial
Development Revenue, (Southbridge Mall),
6.375%, 12/1/13                                 3,715        3,754,490

Kansas City, Industrial Development
Authority, (Airline Cargo Facilities),
8.50%, 1/1/17                                   4,030        4,575,944

Kimball, NE, Economic Development Authority,
Clean Harbors Inc., (AMT), 10.75%, 9/1/26       3,000        3,297,090

Michigan State Strategic Fund, (Credon
Paper), (AMT), 6.50%, 8/1/21                    1,200        1,234,968

Michigan Strategic Fund, (S.D. Warren Co.),
(AMT), 7.375%, 1/15/22                          3,500        3,894,975

Mobile, AL, Mobile Energy Project,
6.95%, 1/1/20                                   1,000        1,120,100

Morgantown, KY, IMCO Recycling Inc.,
7.45%, 5/1/22                                   3,400        3,615,356

New Albany, IN, IDA, K-Mart Co.,
7.40%, 6/1/06                                   1,095        1,179,611


                      See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

                                             Principal
                                             Amount
                                             (000's
Security                                     Omitted)      Value
-----------------------------------------------------------------------

Industrial Development Revenue/Pollution
Control Revenue (continued)
-----------------------------------------------------------------------
New Hampshire Business Finance Authority,
Crown Paper Co., (AMT), 7.875%, 7/1/26       $  2,750      $ 3,164,645

New Hampshire, Public Service Co. of NH,
7.65%, 5/1/21                                   3,420        3,664,085

New Jersey EDA, (777 Pattison Ave., Inc.),
8.95%, 12/15/18                                   500          560,610

New Jersey EDA, (Holt Hauling and Warehousing
System, Inc.), 7.90%, 3/1/27                    4,000        4,538,560

Ohio Solid Waste Revenue, Republic Engineered
Steels Inc., (AMT), 9.00%, 6/1/21               4,000        4,310,000

Perry County, KY, TJ International Inc.,
(AMT), 6.55%, 4/15/27                           2,000        2,186,680

Philadelphia, PA, (Refrigerated Enterprises),
(AMT), 9.05%, 12/1/19                             500          566,700

Riverdale Village, IL, ACME Metals, Inc.
Project, (AMT), 7.95%, 4/1/25                   3,345        3,764,028

Robbins, IL, Resource Recovery-96A, (AMT),
8.375%, 10/15/16                                3,500        3,704,540

Robbins, IL, Resources Recovery-96A, (AMT),
8.375%, 10/15/10                                1,500        1,587,660

Skowhegan, ME, S. D. Warren Co., (AMT),
6.65%, 10/15/15                                 3,000        3,205,500
-----------------------------------------------------------------------
                                                           $75,889,231
-----------------------------------------------------------------------

Insured-Housing -- 3.4%
-----------------------------------------------------------------------
Alaska State Housing Finance Corp., (MBIA),
(AMT), 5.75%, 6/1/24                         $  5,250      $ 5,385,608

Maricopa County, AZ, IDA, Multifamily,
(National Health Facilities II Project),
(FSA), 5.50%, 1/1/24                            4,600        4,875,816
-----------------------------------------------------------------------
                                                           $10,261,424
-----------------------------------------------------------------------

Insured-Water and Sewer -- 1.1%
-----------------------------------------------------------------------
Detroit, MI, Sewer Revenue, (FGIC), Variable
Rate, 7/1/23/(3)/                            $  3,000      $ 3,311,250
-----------------------------------------------------------------------
                                                           $ 3,311,250
-----------------------------------------------------------------------

Lease Revenue/Certificates of Participation -- 2.4%
-----------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities
Corp., 7.75%, 8/1/17                         $  4,000      $ 4,510,320

Los Angeles, CA, COP, Disney Parking Project,
0.00%, 9/1/19                                   9,190        2,708,844
-----------------------------------------------------------------------
                                                           $ 7,219,164
-----------------------------------------------------------------------

Life Care -- 6.4%
-----------------------------------------------------------------------
Delaware County, PA, White Horse Village,    $  3,500      $ 3,744,300
7.30%, 7/1/14

Kansas City, MO, IDA, Kingswood United
Methodist Manor, 9.00%, 11/15/13                3,840        4,452,134

Louisiana Housing Finance Agency, (HCC
Assisted Living Group 1), (AMT),
9.00%, 3/1/25                                   3,545        3,984,793

New Hampshire Higher Educational and Health
Facilities, (Monadnock Community Hospital),
5.70%, 10/1/20                                  2,580        2,602,988

Saint Tammany, LA, Public Finance, Christwood
Project, 9.00%, 11/15/25                        3,955        4,602,038
-----------------------------------------------------------------------
                                                           $19,386,253
-----------------------------------------------------------------------

Miscellaneous -- 9.4%
-----------------------------------------------------------------------
Atlanta, GA, Downtown Development Authority,
Central Atlanta Hospitality Childcare, Inc.,
8.00%, 1/1/26                                $  3,765      $ 4,178,058

Osceola County, IDA, Community Pooled
Loan-93, 7.75%, 7/1/17                          2,000        2,179,080

Pittsfield Township, MI, (Arbor Hospice),
8.125%, 8/15/17                                 1,350        1,424,264

Santa Fe, NM, 1st Interstate Plaza Project,
8.00%, 7/1/13                                   3,344        3,665,149

Santa Fe, NM, Crow Hobbs Project,
8.50%, 9/1/16                                   3,300        3,694,086

Tax Exempt Securities Trust, 8.50%, 12/1/36     2,382        2,628,823

Tax Exempt Securities Trust, 8.81%, 12/1/36     2,000        2,289,860

Tax Exempt Securities Trust, 7.00%, 12/1/36     1,330        1,480,277

Tax Exempt Securities Trust, 8.70%, 12/1/36     1,000        1,136,610

Tax Exempt Securities Trust, 7.00%, 12/1/36     1,100        1,224,289

Tax Exempt Securities Trust, 8.875%, 12/1/36      600          689,022

Tax Exempt Securities Trust, 6.75%, 12/1/36     2,580        2,824,378

Tax Exempt Securities Trust, 8.375%, 12/1/36      860          958,169
-----------------------------------------------------------------------
                                                           $28,372,065
-----------------------------------------------------------------------

Nursing Homes -- 4.7%
-----------------------------------------------------------------------
Clovis, NM, Industrial Development Revenue,  $  3,530      $ 3,584,927
(Retirement Ranches, Inc.), 7.75%, 4/1/19

Kansas City, MO, IDA, Beverly Enterprises,
8.00%, 12/1/02                                  2,175        2,347,913

Massachusetts IFA, (Age Institute of
Massachusetts), 8.05%, 11/1/25                  2,500        2,816,725

Mississippi Business Finance Corp., Magnolia
Healthcare, 7.99%, 7/1/25                       1,200        1,301,472


                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D


                                             Principal
                                             Amount
Security                                     (000's Omitted)       Value
------------------------------------------------------------------------------

Nursing Homes (continued)
------------------------------------------------------------------------------
Westmoreland, PA, (Highland Health Systems,
Inc.), 9.25%, 6/1/22                         $  3,500             $  4,026,155
------------------------------------------------------------------------------
                                                                  $ 14,077,192
------------------------------------------------------------------------------

Special Tax Revenue -- 1.4%
------------------------------------------------------------------------------
Cottonwood Water & Sanitation District,
General Obligation, 7.75%, 12/1/20           $  3,800             $  4,069,192
------------------------------------------------------------------------------
                                                                  $  4,069,192
------------------------------------------------------------------------------

Transportation -- 2.1%
------------------------------------------------------------------------------
Eagle County, CO, Airport Terminal Project,
7.50%, 5/1/21                                $    500             $    546,820

Northwest Arkansas Regional Airport
Authority, (AMT), 7.625%, 2/1/27                5,250                5,869,814
------------------------------------------------------------------------------
                                                                  $  6,416,634
------------------------------------------------------------------------------

Utilities -- 0.8%
------------------------------------------------------------------------------
Southern California Public Power Authority,
Variable Rate, 7/1/12/(3)/                   $  2,000             $  2,315,000
------------------------------------------------------------------------------
                                                                  $  2,315,000
------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
   (identified cost $272,715,017)                                 $301,132,305
------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

At January 31, 1998, the concentration of the Portfolio's investments in various states determined as a percentage of total investments is as follows:

Pennsylvania                                              10%
Others, representing less than 10% individually           90%


/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
/(2)/ Non-income producing security.
/(3)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of January 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $272,715,017)                               $301,132,305
Cash                                                                       455
Receivable for investments sold                                        200,510
Interest receivable                                                  4,586,294
Deferred organization expenses (Note 1D)                                 7,792
--------------------------------------------------------------------------------
Total assets                                                      $305,927,356
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable (Note 5)                                      $  2,502,000
Payable for daily variation margin on open
    financial futures contracts (Note 1E and 6)                        203,125
Payable to affiliate for Trustees' fees (Note 2)                         1,274
Accrued expenses                                                        11,792
--------------------------------------------------------------------------------
Total liabilities                                                 $  2,718,191
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $303,209,165
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $275,673,002
Net unrealized appreciation of investments (computed on the
    basis of identified cost)                                       27,536,163
--------------------------------------------------------------------------------
Total                                                             $303,209,165
--------------------------------------------------------------------------------


Statement of Operations


For the Year Ended
January 31, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                   $ 16,704,001
--------------------------------------------------------------------------------
Total income                                                      $ 16,704,001
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $  1,403,747
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                           8,849
Custodian fee (Note 1H)                                                112,693
Legal and accounting services                                           24,500
Amortization of organization expenses (Note 1D)                          1,460
Miscellaneous                                                           51,148
--------------------------------------------------------------------------------
Total expenses                                                    $  1,602,397
--------------------------------------------------------------------------------
Deduct --
    Reduction of custodian fee (1H)                               $     40,972
--------------------------------------------------------------------------------
Total expense reductions                                          $     40,972
--------------------------------------------------------------------------------


Net expenses                                                      $  1,561,425
--------------------------------------------------------------------------------


Net investment income                                             $ 15,142,576
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $    112,078
    Financial futures contracts                                     (2,545,268)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                      $ (2,433,190)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $ 23,518,510
    Financial futures contracts                                       (538,381)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                                $ 22,980,129
--------------------------------------------------------------------------------


Net realized and unrealized gain on investments                   $ 20,546,939
--------------------------------------------------------------------------------


Net increase in net assets from operations                        $ 35,689,515
--------------------------------------------------------------------------------


                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)               Year Ended          Year Ended
in Net Assets                     January 31,1998     January 31, 1997
-------------------------------------------------------------------------
From operations --
   Net investment income            $  15,142,576        $   8,918,825
   Net realized loss on
      investment transactions          (2,433,190)          (1,259,590)
   Net change in unrealized
      appreciation (depreciation)
      of investments                   22,980,129            2,904,425
-------------------------------------------------------------------------
Net increase in net assets
   from operations                  $  35,689,515        $  10,563,660
-------------------------------------------------------------------------
Capital transactions --
   Contributions                    $ 128,845,777        $ 118,977,124
   Withdrawals                        (42,026,586)         (20,917,792)
-------------------------------------------------------------------------
Net increase in net assets
    from capital transactions       $  86,819,191        $  98,059,332
-------------------------------------------------------------------------

Net increase in net assets          $ 122,508,706        $ 108,622,992
-------------------------------------------------------------------------


Net Assets
-------------------------------------------------------------------------
At beginning of year                $ 180,700,459        $  72,077,467
-------------------------------------------------------------------------
At end of year                      $ 303,209,165        $ 180,700,459
-------------------------------------------------------------------------

                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data


                                                                                  Year Ended January 31,
                                                                   ---------------------------------------------------
                                                                      1998                1997                1996*
----------------------------------------------------------------------------------------------------------------------

Ratios to average daily net assets++
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                           0.68%               0.34%               0.06%+
Net expenses after custodian fee reduction                             0.66%               0.30%               0.06%+
Net investment income                                                  6.43%               6.96%               6.95%+
Portfolio Turnover                                                        8%                 41%                 32%
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                            $303,209            $180,700             $72,077
----------------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Adviser, or both. Had such action not been taken, the ratios would have been as follows:


Expenses                                                                                   0.71%               0.71%+
Expenses after custodian fee reduction                                                     0.67%               0.71%+
Net investment income                                                                      6.59%               6.30%+
----------------------------------------------------------------------------------------------------------------------

+  Annualized.
*  For the period from the start of business August 7, 1995 to January 31, 1996.

                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS



1  Significant Accounting Policies
   -----------------------------------------------------------------------------
   High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

   C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of the income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

   G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

   H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

High Yield Municipals Portfolio as of January 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D



   I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   J Other -- Investment transactions are accounted for on a trade date basis.

2  Investment Adviser Fee and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 1998, the fee was equivalent to 0.60% of the Portfolio's average net assets for such period and amounted to $1,403,747. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 1998, no significant amounts have been deferred.

3  Investments
   -----------------------------------------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $116,143,507 and $17,403,200, respectively, for the year ended January 31, 1998.

4  Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at January 31, 1998, as computed on a federal income tax basis, were as follows:

   Aggregate cost                                                  $272,858,131
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                     28,922,058

   Gross unrealized depreciation                                       (647,884)
   -----------------------------------------------------------------------------

   Net unrealized appreciation                                       28,274,174
   -----------------------------------------------------------------------------


5  Line of Credit
   -----------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1998, the Portfolio had a balance outstanding pursuant to the line of credit of $2,502,000.

6  Financial Instruments
   -----------------------------------------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 1998 is as follows:


     Futures
     Contracts
     Expiration                                               Net Unrealized
     Date        Contracts                      Position      Depreciation
   -----------------------------------------------------------------------------
     3/98        500 U.S. Treasury Bonds        Short         $      881,125

High Yield Municipals Portfolio as of January 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors
of High Yield Municipals Portfolio:
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1998 and 1997 and the supplementary data for the two years ended January 31, 1998 and for the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the High Yield Municipals Portfolio at January 31, 1998, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

                         DELOITTE & TOUCHE LLP
                         Boston, Massachusetts
                         March 13, 1998

EV High Yield Municipals Portfolio as of January 31, 1998

INVESTMENT MANAGEMENT



High Yield Municipals Portfolio


Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary



Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of
Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant